Changes in Level 3 Contingent Consideration Liability (Detail) (Significant Unobservable Inputs (Level 3), USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	May 01, 2010
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Beginning balance	$ 7,265	$ 8,165
Payments	(7,508)	(2,612)
Losses	243	1,712
Ending Balance		$ 7,265